Organization and Reorganization - Cash flow of the Group's VIEs (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Net cash (used in)/generated from operating activities	¥ (55,372)	$ (8,268)	¥ (40,260)	¥ (92,300)	¥ (88,900)
Net cash generated from investing activities	(116)	(17)	48,880
Net cash generated from/(used in) financing activities	(2,060)	$ (307)	7,000
Consolidated VIEs without recourse to primary beneficiary
Variable Interest Entity [Line Items]
Net cash (used in)/generated from operating activities	3,523		(23,095)
Net cash generated from investing activities			3,892
Net cash generated from/(used in) financing activities	(1,060)		4,000
Net (decrease)/increase in cash, cash equivalent and restricted cash	¥ 2,463		¥ (15,203)